LIQUIDITY AND GOING CONCERN (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
LiquidityAndGoingConcernLineItem [Line Items]
Net loss		$ 3,820,639	$ 1,015,579	$ 1,373,887
Working capital deficit		4,300,000
Accumulated deficit		$ 3,292,302	(525,406)
Stock issued during the period new issues, value			$ 4,594,899
Subsequent Event [Member]
LiquidityAndGoingConcernLineItem [Line Items]
Additional capital share holders intent to contribute amount	$ 1,000,000
Common Class A [Member] | Subsequent Event [Member]
LiquidityAndGoingConcernLineItem [Line Items]
Stock issued during the period new issues	116,743,749
Stock issued during the period post consolidation	583,719
Stock issued during the period new issues, value	$ 8,700,000
Proceeds from sale of stock net	$ 7,600,000